INCOME TAXES - Reconciliation (Details)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
INCOME TAXES
Statutory rate	25.00%	25.00%	25.00%
Change in valuation allowance	(25.00%)	(25.00%)	(25.00%)
Over provision in prior year		(1.00%)
Effective income tax rate		(1.00%)